Schedule of Investments
As of August 31, 2025
Amana Income Fund
August 31, 2025
Part F
1
Continued on next page.
Common Stock - 90 .7 % Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 155,000 $ 11,992,350 0.6%
Automotive Retailers
Genuine Parts 382,000 53,224,060 2.6%
Home Products Stores
Home Depot 42,000 17,084,340 0.8%
82,300,750 4.0%
Consumer Staples
Household Products
Procter & Gamble 127,000 19,944,080 1.0%
Packaged Food
McCormick & Co 554,213 38,999,969 1.9%
Personal Care Products
Colgate-Palmolive 450,000 37,831,500 1.8%
Kenvue 1,675,000 34,689,250 1.7%
Kimberly-Clark 300,000 38,742,000 1.9%
Unilever ADR 475,000 30,020,000 1.5%
141,282,750 6.9%
200,226,799 9.8%
Health Care
Biotech
Amgen 3,850 1,107,684 0.1%
Large Pharma
AbbVie 120,000 25,248,000 1.3%
Eli Lilly 293,140 214,748,501 10.4%
Johnson & Johnson 165,000 29,233,050 1.4%
Merck & Co 123,000 10,346,760 0.5%
Novartis ADR 295,400 37,382,870 1.8%
316,959,181 15.4%
Medical Devices
Abbott Laboratories 350,000 46,431,000 2.2%
364,497,865 17.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 58,789,500 2.8%
Courier Services
United Parcel Service, Class B 300,000 26,232,000 1.3%
Diversified Industrials
Illinois Tool Works 300,000 79,395,000 3.8%
Electrical Power Equipment
Eaton 110,000 38,405,400 1.9%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 46,230,000 2.3%
W.W. Grainger 80,000 81,080,000 3.9%
127,310,000 6.2%
Measurement Instruments
Rockwell Automation 300,000 103,029,000 5.0%

Schedule of Investments
As of August 31, 2025
Amana Income Fund
2
August 31, 2025
Part F
Common Stock - 90.7% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian National Railway 384,000 $ 37,163,520 1.8%
470,324,420 22.8%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 32,352,100 1.6%
Linde 130,000 62,177,700 3.0%
94,529,800 4.6%
Cement & Aggregates
CRH PLC 60,000 6,777,000 0.3%
101,306,800 4.9%
Technology
Communications Equipment
Cisco Systems 750,000 51,817,500 2.5%
Consumer Electronics
Nintendo 750,000 66,950,970 3.2%
Infrastructure Software
Microsoft 400,000 202,676,000 9.8%
Semiconductor Devices
Broadcom 300,000 89,217,000 4.3%
Texas Instruments 250,000 50,620,000 2.5%
139,837,000 6.8%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 190,352,315 9.2%
651,633,785 31.5%
Total investments (Cost $613,963,198) $ 1,870,290,419 90.7%
Other assets (net of liabilities) 192,802,397 9.3%
Total net assets $ 2,063,092,816 100.0%
ADR: American Depositary Receipt
PCL: Public Company Limited

Schedule of Investments
As of August 31, 2025
Amana Growth Fund
August 31, 2025
Part F
3
Continued on next page.
Common Stock - 96.7% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 286,363,950 5.2%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 167,941,200 3.0%
Home Products Stores
Lowe's 400,000 103,224,000 1.9%
Specialty Apparel Stores
TJX Companies 1,150,000 157,101,500 2.8%
428,266,700 7.7%
Consumer Staples
Household Products
Procter & Gamble 320,000 50,252,800 0.9%
Personal Care Products
Church & Dwight 1,171,300 109,118,308 2.0%
159,371,108 2.9%
Health Care
Large Pharma
AbbVie 600,000 126,240,000 2.3%
AstraZeneca ADR 1,590,000 127,041,000 2.3%
Eli Lilly 290,435 212,766,872 3.8%
Novo Nordisk ADR 2,003,200 113,100,672 2.0%
579,148,544 10.4%
Life Science & Diagnostics
Agilent Technologies 381,700 47,964,422 0.9%
Medical Devices
Smith & Nepthew 4,803,724 90,064,151 1.6%
Stryker 300,000 117,423,000 2.1%
207,487,151 3.7%
834,600,117 15.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 213,780,000 3.9%
Trane 400,000 166,240,000 3.0%
380,020,000 6.9%
Electrical Power Equipment
Eaton 70,000 24,439,800 0.4%
Schneider Electric SE 400,000 98,324,495 1.8%
122,764,295 2.2%
Measurement Instruments
Keysight Technologies
1
851,450 139,152,473 2.5%
Trimble
1
1,665,000 134,565,300 2.4%
273,717,773 4.9%
Metalworking Machinery
Lincoln Electric Holdings 268,920 65,248,060 1.2%

Schedule of Investments
As of August 31, 2025
Amana Growth Fund
4
August 31, 2025
Part F
Common Stock - 96.7% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Union Pacific 23,690 $ 5,296,373 0.1%
Waste Management
Waste Management 120,000 27,166,800 0.5%
874,213,301 15.8%
Technology
Application Software
Adobe
1
240,850 85,911,195 1.6%
Intuit 285,600 190,495,200 3.4%
276,406,395 5.0%
Communications Equipment
Apple 1,654,025 383,965,363 6.9%
Cisco Systems 929,050 64,188,065 1.2%
Fujikura Ltd 500,000 42,457,012 0.8%
490,610,440 8.9%
Infrastructure Software
Microsoft 660,000 334,415,400 6.0%
Oracle 900,000 203,517,000 3.7%
ServiceNow
1
185,000 169,730,100 3.1%
707,662,500 12.8%
IT Services
Gartner
1
157,750 39,625,223 0.7%
Semiconductor Devices
Advanced Micro Devices
1
245,100 39,860,613 0.7%
Broadcom 1,150,000 341,998,500 6.2%
Nvidia 2,100,000 365,778,000 6.6%
747,637,113 13.5%
Semiconductor Manufacturing
ASML Holding NY 308,000 228,726,960 4.1%
Taiwan Semiconductor ADR 1,210,921 279,565,331 5.1%
508,292,291 9.2%
2,770,233,962 50.1%
Total investments (Cost $1,842,844,660) $5,353,049,138 96.7%
Other assets (net of liabilities) 179,911,990 3.3%
Total net assets $5,532,961,128 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2025
Amana Developing World Fund
August 31, 2025
Part F
5
Continued on next page.
Common Stock - 91 .0 % Number of Shares Market Value
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 350,000 $ 3,915,407 2.7%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 100,000 1,939,000 1.3%
5,854,407 4.0%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 1,096,000 2,978,425 2.1%
Home Products Stores
Wilcon Depot 7,000,000 1,125,852 0.8%
4,104,277 2.9%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 360,000 4,638,196 3.2%
Clicks Group 205,000 4,319,074 3.0%
8,957,270 6.2%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,361,097 1.0%
Personal Care Products
Dabur India 550,000 3,250,251 2.3%
Kimberly-Clark de Mexico, Class A 2,250,000 4,236,118 2.9%
LG Household & Health Care 6,050 1,284,451 0.9%
Unicharm 300,000 2,003,754 1.4%
Unilever ADR 72,000 4,550,400 3.2%
15,324,974 10.7%
25,643,341 17.9%
Financials
Islamic Banking
BIMB Holdings 1,476,100 799,808 0.6%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,500,000 1,076,050 0.7%
1,875,858 1.3%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 4,500,000 2,876,661 2.0%
IHH Healthcare 2,200,000 3,535,241 2.4%
KPJ Healthcare 4,825,992 2,967,979 2.1%
9,379,881 6.5%
Specialty & Generic Pharma
Hikma Pharmaceuticals 150,000 3,622,191 2.5%
13,002,072 9.0%
Industrials
Other Machinery & Equipment
WEG 600,000 4,177,541 2.9%
Rubber & Plastic
Hartalega Holdings 2,750,000 766,845 0.5%
4,944,386 3.4%

Schedule of Investments
As of August 31, 2025
Amana Developing World Fund
6
August 31, 2025
Part F
Continued on next page.
Common Stock - 91.0% Number of Shares Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 90,000 $ 4,095,900 2.8%
Base Metals
Southern Copper 39,900 3,833,991 2.7%
Cement & Aggregates
UltraTech Cement 31,000 4,443,559 3.1%
Iron
Rio Tinto ADR 60,000 3,763,200 2.6%
Metals & Ore
APL Apollo Tubes Ltd 90,000 1,638,092 1.1%
Precious Metals
Barrick Mining Corporation 210,000 5,592,300 3.9%
23,367,042 16.2%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,132,076 0.8%
1,132,076 0.8%
Technology
Communications Equipment
Samsung Electronics 62,700 3,132,479 2.2%
Sercomm 850,000 2,915,965 2.0%
6,048,444 4.2%
Computer Hardware & Storage
Advantech 328,931 3,675,590 2.6%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 5,858,138 4.1%
Electronics Components
Delta Electronics 320,000 7,372,085 5.1%
IT Services
Infosys ADR 210,000 3,532,200 2.5%
Semiconductor Devices
Monolithic Power Systems 5,000 4,178,800 2.9%
Nvidia 10,000 1,741,800 1.2%
Qualcomm 24,500 3,937,885 2.7%
9,858,485 6.8%
Semiconductor Manufacturing
ASML Holding NY 5,850 4,344,327 3.0%
Taiwan Semiconductor ADR 27,200 6,279,664 4.4%
10,623,991 7.4%
46,968,933 32.7%

Schedule of Investments
As of August 31, 2025
Amana Developing World Fund
August 31, 2025
Part F
7
Common Stock - 91.0% Number of Shares Market Value
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 4,011,652 2.8%
4,011,652 2.8%
Total investments (Cost $112,812,301) $ 130,904,044 91.0%
Other assets (net of liabilities) 12,984,359 9.0%
Total net assets $ 143,888,403 100.0%
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of August 31, 2025
Amana Participation Fund
8
August 31, 2025
Part F
Continued on next page.
Corporate Sukuk - 73 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Axiata SPV2 4.357% due 03/24/2026 $ 4,357,000 $ 4,353,811 1.5%
Axiata SPV2 2.163% due 08/19/2030 6,000,000 5,402,730 1.9%
Saudi Telecom 3.890% due 05/13/2029 5,000,000 4,939,607 1.8%
14,696,148 5.2%
Consumer Staples
Almarai Sukuk 5.233% due 07/25/2033 7,380,000 7,587,945 2.7%
Energy
SA Global 2.694% due 06/17/2031 8,500,000 7,693,180 2.7%
Financials
ADIB Capital Invest Three 7.250% due 07/18/2070 1,000,000 1,038,862 0.4%
Aercap Sukuk Ltd 4.500% due 10/03/2029 8,500,000 8,348,512 2.9%
Air Lease Corp Sukuk 5.850% due 04/01/2028 6,000,000 6,129,101 2.2%
Al Rajhi Sukuk 6.375% due 11/16/2049 9,000,000 9,174,099 3.2%
Alpha Star HO IX Ltd 7.000% due 08/26/2028 3,000,000 3,068,317 1.1%
Banque Saudi Fransi 4.750% due 05/31/2028 4,000,000 4,013,197 1.4%
Boubyan Sukuk Ltd 3.389% due 03/29/2027 4,600,000 4,525,342 1.6%
Boubyan Tier 1 Sukuk Ltd 3.950% due 04/01/2049 4,850,000 4,715,606 1.7%
BSF Sukuk Co Ltd 5.375% due 01/21/2030 1,000,000 1,028,709 0.4%
Dubai Aerospace Enterprises DIFC 3.750% due 02/15/2026 6,700,000 6,654,546 2.4%
Dubai Islamic Bank 5.493% due 11/30/2027 5,000,000 5,110,300 1.8%
EI Sukuk Co Ltd 5.431% due 05/28/2029 2,000,000 2,061,093 0.7%
EI Sukuk Co Ltd 2.082% due 11/02/2026 1,000,000 970,055 0.3%
Emirates REIT Sukuk III 7.500% due 12/12/2028 3,500,000 3,574,305 1.3%
FAB Sukuk Company 4.581% due 01/17/2028 1,000,000 1,008,300 0.4%
Khazanah Global Sukuk 4.687% due 06/01/2028 5,000,000 5,069,041 1.8%
Kuwait Financial Bank Tier 1
1
3.600% due PERP 10,000,000 9,726,600 3.4%
National Commercial Bank Tier 1
1
3.500% due PERP 5,550,000 5,404,867 1.9%
QIB Sukuk LTD 5.581 5.581% due 11/22/2028 1,000,000 1,036,435 0.4%
QIIB Senior ORYX Ltd 5.247% due 01/24/2029 1,500,000 1,532,973 0.5%
SAIB Tier 1 Sukuk Ltd 6.375% due 11/27/2049 9,000,000 9,118,059 3.2%
Sharjah 3.854% due 04/03/2026 1,200,000 1,190,674 0.4%
94,498,993 33.4%
Fixed Income
Sharjah Sukuk Program 3.234% due 10/23/2029 710,000 670,196 0.2%
Industrials
DP World Crescent Ltd 5.500% due 09/13/2033 2,000,000 2,071,796 0.7%
DP World Crescent 3.750% due 01/30/2030 5,000,000 4,833,026 1.7%
DP World Salaam 6.000% due PERP 6,800,000 6,781,264 2.4%
Ma'aden Sukuk Ltd 5.250% due 02/13/2030 3,290,000 3,380,070 1.2%
Ma'aden Sukuk Ltd 5.500% due 02/13/2035 500,000 521,672 0.2%
17,587,828 6.2%
Materials
Equate Sukuk SPC Ltd 5.000% due 09/05/2031 9,000,000 9,061,650 3.2%
Real Estate
Aldar 3.875% due 10/22/2029 6,000,000 5,827,487 2.1%

Consolidated Schedule of Investments
As of August 31, 2025
Amana Participation Fund
August 31, 2025
Part F
9
Continued on next page.
Corporate Sukuk - 73.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Real Estate (continued)
Alpha Star Holding 8.375% due 04/12/2027 $ 6,050,000 $ 6,285,406 2.2%
Dar Al-Arkan Sukuk Co Lt 8.000% due 02/25/2029 7,000,000 7,260,946 2.6%
EMAAR 3.700% due 07/06/2031 7,000,000 6,656,902 2.3%
Majid Al Futtaim 4.638% due 05/14/2029 6,650,000 6,668,886 2.4%
32,699,627 11.6%
Utilities
Saudi Electricity Global 5.060% due 04/08/2043 5,000,000 4,745,600 1.7%
Saudi Electricity Global 5.500% due 04/08/2044 2,400,000 2,375,551 0.8%
Saudi Electricity Global 5.684% due 04/11/2053 2,500,000 2,454,300 0.9%
TNB Global Ventures Cap 3.244% due 10/19/2026 6,140,000 6,065,397 2.1%
TNB Global Ventures 4.851% due 11/01/2028 6,300,000 6,411,719 2.3%
22,052,567 7.8%
Total Corporate Sukuk (Cost $206,641,298) $ 206,548,134 73.0%
Government Sukuk - 13 .8 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Energy
EDO Sukuk Ltd 5.662% due 07/03/2031 9,000,000 9,337,374 3.3%
Government
Hazine Mustesarligi Varl 6.500% due 04/26/2030 5,000,000 5,109,695 1.8%
Kingdom of Saudi Arabia 4.303% due 01/19/2029 3,200,000 3,203,264 1.1%
Kingdom of Saudi Arabia 3.628% due 04/20/2027 5,000,000 4,945,443 1.7%
Malaysia Sovereign Sukuk 4.236% due 04/22/2045 5,000,000 4,394,433 1.6%
Oman Sovereign Sukuk 4.875% due 06/15/2030 5,150,000 5,279,783 1.9%
Perusahaan Penerbit SBSN 4.450% due 02/20/2029 3,050,000 3,066,287 1.1%
Perusahaan Penerbit SBSN 3.550% due 06/09/2051 5,280,000 3,768,600 1.3%
29,767,505 10.5%
Total Government Sukuk (Cost $39,895,252) $ 39,104,879 13.8%
Corporate Bonds - 4 .9 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Ahli United Sukuk Ltd 3.875% due 06/17/2046 1,500,000 1,462,514 0.5%
Dukhan Tier 1 Sukuk 3.950% due 07/14/2049 500,000 490,080 0.2%
MAF SUKUK 5.000% due 06/01/2033 2,000,000 2,030,838 0.7%
SIB Tier 1 Sukuk 6.125% due 06/04/2050 4,000,000 4,063,555 1.5%
8,046,987 2.9%
Industrials
Mazoon Assets Co SAOC 5.500% due 02/14/2029 1,140,000 1,166,425 0.4%
Utilities
National Central Cooling 5.279% due 03/05/2030 4,500,000 4,610,914 1.6%
Total Corporate Bonds (Cost $13,701,123) $ 13,824,326 4.9%
Bank Time Deposits - 3 .4 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits
Bank ABC 0.044% due 09/25/2025 2,000,000 2,000,000 0.7%
Bank ABC 0.046% due 10/24/2025 2,000,000 2,000,000 0.7%
Bank ABC 0.045% due 11/28/2025 2,000,000 2,000,000 0.7%
Kuwait Finance House 0.047% due 09/03/2025 1,500,000 1,500,000 0.6%

Consolidated Schedule of Investments
As of August 31, 2025
Amana Participation Fund
10
August 31, 2025
Part F
Bank Time Deposits - 3.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits (continued)
Kuwait Finance House 0.047% due 10/31/2025 $ 2,000,000 $ 2,000,000 0.7%
Total Bank Time Deposits (Cost $9,500,000) $ 9,500,000 3.4%
Total investments (Cost $269,737,673) $ 268,977,339 95.1%
Other assets (net of liabilities) 13,809,393 4.9%
Total net assets $ 282,786,731 100.0%
1
Variable rate security. The interest rate represents the rate in effect at August 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.

(Consolidated with respect to the Amana Participation Fund)
Notes To Financial Statements
August 31, 2025
Part F
11
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of August 31, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $ 82,300,750 $ – $ – $ 82,300,750
Consumer Staples $ 165,537,549 $ 34,689,250 $ – $ 200,226,799
Health Care $ 354,151,105 $ 10,346,760 $ – $ 364,497,865
Industrials $ 289,736,000 $ 180,588,420 $ – $ 470,324,420
Materials $ 32,352,100 $ 68,954,700 $ – $ 101,306,800
Technology $ 495,465,815 $ 156,167,970 $ – $ 651,633,785
Total Common Stock $ 1,419,543,319 $ 450,747,100 $ – $ 1,870,290,419
Total Assets $ 1,419,543,319 $ 450,747,100 $ – $ 1,870,290,419

Notes To Financial Statements
(continued)
12
August 31, 2025
Part F
Growth Fund
Common Stock
Communications $ 286,363,950 $ – $ – $ 286,363,950
Consumer Discretionary $ 260,325,500 $ 167,941,200 $ – $ 428,266,700
Consumer Staples $ 159,371,108 $ – $ – $ 159,371,108
Health Care $ 744,535,966 $ 90,064,151 $ – $ 834,600,117
Industrials $ 371,429,006 $ 502,784,295 $ – $ 874,213,301
Technology $ 2,216,048,350 $ 554,185,612 $ – $ 2,770,233,962
Total Common Stock $ 4,038,073,880 $ 1,314,975,258 $ – $ 5,353,049,138
Total Assets $ 4,038,073,880 $ 1,314,975,258 $ – $ 5,353,049,138
Developing World Fund
Common Stock
Communications $ 1,939,000 $ 3,915,407 $ – $ 5,854,407
Consumer Discretionary $ – $ 4,104,277 $ – $ 4,104,277
Consumer Staples $ 4,550,400 $ 21,092,941 $ – $ 25,643,341
Financials $ – $ 1,875,858 $ – $ 1,875,858
Health Care $ – $ 13,002,072 $ – $ 13,002,072
Industrials $ – $ 4,944,386 $ – $ 4,944,386
Materials $ 11,693,091 $ 11,673,951 $ – $ 23,367,042
Real Estate $ – $ 1,132,076 $ – $ 1,132,076
Technology $ 19,835,876 $ 27,133,057 $ – $ 46,968,933
Utilities $ – $ 4,011,652 $ – $ 4,011,652
Total Common Stock $ 38,018,367 $ 92,885,677 $ – $ 130,904,044
Total Assets $ 38,018,367 $ 92,885,677 $ – $ 130,904,044
Participation Fund
Bank Time Deposits
1
$ – $ 9,500,000 $ – $ 9,500,000
Corporate Bonds
1
$ – $ 13,824,326 $ – $ 13,824,326
Corporate Sukuk
1
$ – $ 206,548,134 $ – $ 206,548,134
Government Sukuk
1
$ – $ 39,104,879 $ – $ 39,104,879
Total Assets $ – $ 268,977,339 $ – $ 268,977,339
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)